CONVERTIBLE NOTES AND NOTES PAYABLE (Details Narrative) - USD ($)	Apr. 05, 2024	Jan. 31, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 25, 2024	Jan. 31, 2024
Short-Term Debt [Line Items]
Convertible secured notes payable		$ 405,305
Notes payable		100,000
Secured promissory note	$ 201,200
Accrues interest			10.00%	10.00%	10.00%	10.00%
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Secured promissory note			$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Accrues interest			10.00%	10.00%	10.00%	10.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible secured notes payable	$ 1,100,200	$ 0						$ 1,100,200
Notes payable								$ 476,201
Issuance of common shares	12,848,117